Stockholders' Equity and Mezzanine Equity - Redeemable Preferred Stock - Mezzanine Equity (Details) - USD ($)		3 Months Ended
	Jan. 28, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Preferred Stock - Mezzanine Equity
Shares Issued			12,500,000	12,500,000
Shares Outstanding			12,500,000	12,500,000
Carrying Amount			$ 125,190,736	$ 125,000,000
Wag Labs, Inc.
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated			29,295,386	24,545,386			24,545,386
Shares Issued			25,645,386	24,545,386			24,545,386
Shares Outstanding		25,645,386	25,645,386	24,545,386	24,545,386	24,545,386	24,545,386	24,545,386
Carrying Amount		$ 121,190,000	$ 121,190,000	$ 110,265,000	$ 110,265,000	$ 110,265,000	$ 110,265,000	$ 110,265,000
Liquidation Preference			$ 78,417,000	$ 67,417,000			$ 67,417,000
Wag Labs, Inc. | Series Seed redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated			4,502,881	4,502,881			4,502,881
Shares Issued			4,502,881	4,502,881			4,502,881
Shares Outstanding			4,502,881	4,502,881			4,502,881
Carrying Amount			$ 19,382,000	$ 19,382,000			$ 19,382,000
Liquidation Preference			$ 3,117,000	$ 3,117,000			$ 3,117,000
Wag Labs, Inc. | Series A redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated			6,072,815	6,072,815			6,072,815
Shares Issued			6,072,815	6,072,815			6,072,815
Shares Outstanding			6,072,815	6,072,815			6,072,815
Carrying Amount			$ 25,969,000	$ 25,969,000			$ 25,969,000
Liquidation Preference			$ 9,500,000	$ 9,500,000			$ 9,500,000
Wag Labs, Inc. | Series B redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated			6,694,033	6,694,033			6,694,033
Shares Issued			6,694,033	6,694,033			6,694,033
Shares Outstanding			6,694,033	6,694,033			6,694,033
Carrying Amount			$ 32,057,000	$ 32,057,000			$ 32,057,000
Liquidation Preference			$ 15,000,000	$ 15,000,000			$ 15,000,000
Wag Labs, Inc. | Series C redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated			7,275,657	7,275,657			7,275,657
Shares Issued			7,275,657	7,275,657			7,275,657
Shares Outstanding			7,275,657	7,275,657			7,275,657
Carrying Amount			$ 32,857,000	$ 32,857,000			$ 32,857,000
Liquidation Preference			$ 39,800,000	$ 39,800,000			$ 39,800,000
Wag Labs, Inc. | Series P redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Number of convertible preferred shares issued	1,100,000	1,100,000
Value of convertible preferred shares issued	$ 11,000,000	$ 10,925,000
Shares Designated			4,750,000	4,750,000
Shares Issued			1,100,000	1,100,000
Shares Outstanding			1,100,000	1,100,000
Carrying Amount			$ 10,925,000
Liquidation Preference			$ 11,000,000